Contingent Liabilities and Commitments - Summary of Contingent Liabilities and Commitments (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Contingent liabilities	€ 39,726	€ 38,766
Guarantees issued by ING Groep N.V.	356	404
Irrevocable facilities	104,269	98,554
Contingent liabilities and commitments	144,351	137,724
Contingent liabilities in respect of discounted bills [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	1	1
Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	23,911	24,871
Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	15,533	13,546
Contingent liabilities in respect of other [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	281	348
Less than 1 month [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	25,159	25,158
Irrevocable facilities	56,459	59,214
Contingent liabilities and commitments	81,618	84,372
Less than 1 month [member] | Contingent liabilities in respect of discounted bills [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	1
Less than 1 month [member] | Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	15,647	18,536
Less than 1 month [member] | Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	9,453	6,583
Less than 1 month [member] | Contingent liabilities in respect of other [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	58	39
1-3 months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	5,317	6,650
Irrevocable facilities	2,150	2,587
Contingent liabilities and commitments	7,467	9,237
1-3 months [member] | Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	571	677
1-3 months [member] | Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	4,746	5,973
3-12 months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	2,090	1,790
Irrevocable facilities	7,504	4,832
Contingent liabilities and commitments	9,594	6,622
3-12 months [member] | Contingent liabilities in respect of discounted bills [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		1
3-12 months [member] | Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	944	965
3-12 months [member] | Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	1,146	824
1-5 years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	2,959	1,321
Irrevocable facilities	30,331	22,606
Contingent liabilities and commitments	33,290	23,927
1-5 years [member] | Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	2,560	1,167
1-5 years [member] | Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	176	154
1-5 years [member] | Contingent liabilities in respect of other [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	223
Over 5 Years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	4,201	3,847
Guarantees issued by ING Groep N.V.	356	404
Irrevocable facilities	7,825	9,315
Contingent liabilities and commitments	12,382	13,566
Over 5 Years [member] | Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	4,189	3,526
Over 5 Years [member] | Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	12	12
Over 5 Years [member] | Contingent liabilities in respect of other [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		309
Maturity not applicable [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0
Contingent liabilities and commitments	€ 0	€ 0